SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details)	1 Months Ended				7 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) Share	Sep. 30, 2020 shares	Jun. 30, 2020 shares	Feb. 29, 2020	Dec. 31, 2020 USD ($) Share shares	May 31, 2020 USD ($) Share shares	May 22, 2020 Share
Supplemental Disclosure Of Cash Flow [Line Items]
Conversion on loan payable (shares) | shares					1,258,992
Conversion on loan payable					$ 5,736,480
Committed shares not issued					$ 4,111,181
Number of common shares issued for vesting of RSU | shares					75,000	90,805
Value of common shares issued for vesting of RSU					$ 225,426	$ 290,135
Reallocation from reserves for stock options exercised					96,254	696,214
Reallocation from reserves for share purchase warrants exercised					$ 223,846	$ 503,121
Number of share purchase warrants exercised | shares					724,170	959,698
Number of share options exercised in share-based payment arrangement | Share					88,875	565,603
Wharf Acquisition [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares			899,201		899,201
Aggregate value of acquisitions of royalty interests					$ 4,964,152
Fosterville Acquisition [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares		467,730			467,730
Aggregate value of acquisitions of royalty interests					$ 3,786,452
Higginsville PPR [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares					828,331
Aggregate value of acquisitions of royalty interests					$ 6,937,974
Genesis and GSI acquisitions [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions | Share	401,875				401,875
Committed shares not issued	$ 4,111,181				$ 4,111,181
Idaho Resources Corp. Acquisition [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions | Share						357,121	357,121
Common shares issued for acquisitions						$ 2,108,443
Alamos Acquisitions [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares						2,574
Aggregate value of acquisitions of royalty interests						$ 8,529
NuevaUnión acquisition [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Trade and other payables recognised as of acquisition date						250,000
Percentage of NSR royalty interest				2.00%
Tower Mountain project [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Proceeds from sale of project						$ 115,013
Percentage of NSR royalty interest						2.00%